Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate		0.00%
Expected revenue growth rate		(1.25%)
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Discount rate	7.43%
Impairment loss on goodwill	₩ 0	₩ 0
Description of calculation of recoverable amount	The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.42% ~ 3.84% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 6.21%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2018, 2019 and 2020.
Mobile services [member] | Bottom of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	0.22%
Mobile services [member] | Top of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	4.93%
Marketing [member] | Mobile services [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	0.22%
Discount rate	7.43%
Impairment loss on goodwill	₩ 0	0
Description of calculation of recoverable amount	The recoverable amounts of mobile business are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.42% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.21% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2018, 2019 and 2020.
Finance [member]
Disclosure of detailed information about intangible assets [line items]
Description of calculation of recoverable amount	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.92% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.75% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2018, 2019 and 2020.
Finance [member] | BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	0.92%
Discount rate	7.75%
Impairment loss on goodwill	₩ 0	0
Others [member] | KT Telecop Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	9.30%
Discount rate	9.78%
Impairment loss on goodwill	₩ 0	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 9.30% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 9.78% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2018, 2019 and 2020.